Convertible Notes: (Details 2) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Carrying value of Modified Notes		$ 18,983,454
Carrying value of Old notes		1,042,000
Total carrying value of convertible notes	20,941,736	20,025,454
Accretion of modified notes during 2013	916,282
Total carrying value of convertible notes as of March 31, 2013	$ 20,941,736